Income Taxes - Expense Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense reconciliation
Statutory federal income tax expense	$ 60	$ 44	$ 46
State income taxes, net of federal benefit	11	12	11
Federal income tax rate change	0	0	(16)
Change in federal valuation allowance	0	7	(1)
Loss carryback benefit of CARES Act	(60)	0	0
Nondeductible compensation	9	4	9
Tax credits	(2)	(4)	(1)
Other differences, net	1	1	(2)
Total income tax expense (benefit)	$ 19	$ 64	$ 46
Income tax rate reconciliation
Statutory federal income tax rate	21.00%	21.00%	21.00%	35.00%
State income taxes, net of federal benefit	4.00%	5.50%	4.90%
Federal income tax rate change	0.00%	0.00%	(7.10%)
Change in federal valuation allowance	0.00%	3.10%	(0.30%)
Loss carryback benefit of CARES Act	(21.00%)	0.00%	0.00%
Nondeductible compensation	3.00%	1.90%	4.10%
Tax credits	(0.60%)	(1.90%)	(0.60%)
Other differences, net	0.00%	0.70%	(1.00%)
Total income tax rate	6.40%	30.30%	21.00%